Expected credit loss measurement - On-balance sheet financial assets subject to ECL (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	$ 583,300	$ 601,242	$ 593,770
Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	575,878	594,074	587,104
Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	101,457	110,618	108,370
Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12,916	17,013	16,868
Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	92,919	100,222	95,349
Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,774	25,164	23,602
Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	322,655	318,623	320,352
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	129,715	126,412	126,335
Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	37,605	36,670	36,474
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	11,000	12,070	11,390
Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	11,861	9,775	9,924
Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	110,903	110,142	111,722
Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,561	1,446	1,529
Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,387	2,867	3,260
Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	22,158	22,433	22,563
Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	3,075	3,158	3,291
Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	7,422	7,168	6,667
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	562,757	579,325	570,763
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	555,335	572,157	564,096
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	101,457	110,618	108,370
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	12,896	16,963	16,666
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	92,919	100,222	95,349
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	23,774	25,164	23,602
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	302,788	297,539	298,248
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	120,461	116,432	115,679
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	30,501	28,945	28,578
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	10,483	11,525	10,845
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	9,866	8,163	8,029
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	110,874	110,117	111,707
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,231	1,136	1,216
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,930	2,427	2,798
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	21,502	21,650	21,862
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,951	2,942	3,104
Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	7,422	7,168	6,667
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	18,493	19,807	20,782
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	18,493	19,807	20,782
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	19	50	202
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	18,262	19,465	20,357
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	8,467	9,217	9,859
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	7,089	7,687	7,858
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	448	468	457
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,348	996	1,263
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	311	294	297
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	442	422	445
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	212	292	223
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	63	107	62
Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,050	2,110	2,226
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	2,050	2,110	2,226
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	1,605	1,619	1,748
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	787	763	796
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	14	39	38
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	69	77	88
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	647	616	632
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	29	24	14
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	19	16	16
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	15	19	16
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	445	491	478
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	61	109	125
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets	[1]	0	0	0
Allowance for expected credit loss
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1,030)	(1,052)	(1,054)
Allowance for expected credit loss | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(907)	(917)	(937)
Allowance for expected credit loss | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(907)	(917)	(937)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)	(5)	(7)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)	(2)	(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(755)	(760)	(772)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(120)	(129)	(138)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(45)	(61)	(59)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(110)	(109)	(95)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(277)	(262)	(281)
Allowance for expected credit loss | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(23)	(20)	(21)
Allowance for expected credit loss | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(32)	(31)	(30)
Allowance for expected credit loss | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(84)	(81)	(86)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(145)	(150)	(155)
Allowance for expected credit loss | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(110)	(108)	(113)
Allowance for expected credit loss | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(180)	(182)	(176)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(119)	(118)	(117)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(119)	(118)	(117)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)	(2)	(4)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)	(2)	(2)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(78)	(74)	(69)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(15)	(16)	(16)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(5)	(3)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(14)	(12)	(9)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(18)	(14)	(13)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(3)	(3)	(4)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(7)	(7)	(6)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)	(4)	(5)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(36)	(40)	(43)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(32)	(31)	(34)
Allowance for expected credit loss | Twelve month Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(163)	(179)	(183)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(134)	(148)	(159)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(134)	(148)	(159)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	(1)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(130)	(142)	(155)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(67)	(77)	(83)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(36)	(38)	(40)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(5)	(4)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(9)	(8)	(12)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(13)	(13)	(13)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(1)	0	(3)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(4)	(6)	(4)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(2)	(3)	(2)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Positions that are not credit impaired | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(687)	(691)	(695)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total on-balance sheet financial assets in scope of ECL requirements
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(654)	(651)	(660)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(654)	(651)	(660)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(3)	(3)	(3)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		0	0	0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(546)	(545)	(549)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(38)	(36)	(39)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(5)	(18)	(16)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(91)	(91)	(82)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(249)	(240)	(256)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(20)	(17)	(17)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Credit cards
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(12)	(11)	(11)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Commodity trade finance
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(78)	(76)	(78)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(105)	(104)	(109)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans to financial advisors
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		(76)	(74)	(77)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Financial assets measured at fair value through other comprehensive income
Disclosure Of Credit Risk Exposure [Line Items]
Financial assets		$ 0	$ 0	$ 0

[1]	The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.